Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounts Receivable Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 39,512	$ 33,837	$ 36,398
Charged to costs and expenses	17,282	24,004	13,328
Charged to other accounts	1,985	1,415	552
Deductions	(30,053)	(19,744)	(16,441)
Ending Balance	28,726	39,512	33,837
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	96,870	112,165	128,207
Charged to costs and expenses	16,425	13,800	24,040
Charged to other accounts	5,000	826
Deductions	(23,722)	(29,921)	(40,082)
Ending Balance	$ 94,573	$ 96,870	$ 112,165